SHAREHOLDERS' EQUITY - Paid-in Capital (Details) - CAD CAD in Thousands	12 Months Ended
	Dec. 31, 2015	Dec. 31, 2014	Dec. 31, 2013
Paid-in Capital activity
Balance, beginning of year	CAD 46,906	CAD 38,398	CAD 32,293
Share-based compensation - settled	(10,050)
Stock Option Plan - exercised	(267)	(4,978)	(3,108)
Share-based compensation - non-cash	19,587	13,486	9,213
Balance, end of year	CAD 56,176	CAD 46,906	CAD 38,398